Insurance Contracts_Exposure To Interest Rate Risk(Details) - Non-life insurance - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 21,645,880	₩ 19,399,445
Due from banks
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk		167,312
Financial assets at fair value through profit or loss
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	4,257,959	325,844
Available-for-sale financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk		6,066,290
Held-to-maturity financial assets
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk		6,501,529
Loans
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk		6,338,470
Due from financial institutions at amortized cost and cash
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	100,701
Financial assets measured at fair value through other comprehensive income
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	2,691,744
Financial assets at amortised cost
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	7,718,337
Loans at amortized cost
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	6,877,139
Financial liabilities
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	20,892,565	19,131,291
Fixed interest rate
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	560,471	582,345
Variable interest rate
Disclosure Of Interest Risk Of Non Life Insurance Contract LineItems[Line Items]
Exposure To Interest Rate Risk	₩ 20,332,094	₩ 18,548,946